AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	BRAVO2025HE13322	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14818	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE15671	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13411	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE10642	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10827	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15551	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15312	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10693	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15920	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10715	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13577	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13802	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender did not include $125 Settlement fee or $15 courier fees as prepaid finance charges.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15213	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13616	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13469	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14221	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12929	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13190	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12444	XXXX XXXX	XXXXX	$XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file [3] Closing / Title - Missing Document: Note - Subject Lien not provided	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No note to be able to run compliance.				UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11364	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13467	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12414	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11496	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11491	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11690	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13081	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13823	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12840	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11548	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13744	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11761	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15040	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13099	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12910	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10847	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12281	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12946	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13340	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14778	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10694	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12706	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10733	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11405	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12533	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10936	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11036	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12816	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11533	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12798	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13980	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11600	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11108	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of XX% of the prepaid balance ($XXX).
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14538	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11992	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15552	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12264	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10644	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] State Compliance - Idaho Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11697	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12074	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13784	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	2	[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12163	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12672	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14856	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14019	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10544	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Nebraska Prepayment Penalty: Nebraska Prepayment Penalty: Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12202	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13205	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12403	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12321	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12613	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11780	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16205	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12851	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12957	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12024	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Utah Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty: Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a loan containing a prepayment penalty with rate/fees lower than the loan without prepay.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14638	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13228	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13104	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14525	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE14490	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15343	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11869	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11991	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11068	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12071	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12222	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11861	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11965	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11277	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11433	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11452	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11656	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16163	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14851	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11723	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11157	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11109	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11835	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE14891	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE10684	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13599	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11390	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of XX% of the prepaid balance ($XXX). [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12083	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13966	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11442	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16064	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12052	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14924	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Assignee Liability: 31-17-17 provides that XXXX loan made in willful violation of the statute may be declared void by a court of competent jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs. For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13592	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12201	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12620	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14160	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12825	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12116	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11939	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12500	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12564	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11506	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11587	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.			Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13211	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11520	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12358	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11312	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11839	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. [2] State Compliance - Idaho Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11228	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12764	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12855	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10964	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12155	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11426	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11828	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE14051	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14574	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13475	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11986	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11186	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14714	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10811	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12739	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11143	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11665	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13364	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11666	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11447	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11624	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE10709	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12180	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11178	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE10423	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13345	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12522	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11883	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11606	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12974	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11203	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
													[2] State Compliance - Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is XX%, XX%, XX%, XX%, XX% [in Years 1-5]. Loan contracts for prepay percentages of X.XX%, X.XX%, X.XX%, X.XX%, X.XX%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11352	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty: Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12253	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11055	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] State Compliance - Idaho Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty: Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10839	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11200	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11831	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13783	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12387	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10905	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12018	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13544	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14246	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12008	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12133	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE14287	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in XXXX federal, state, and local high cost testing.
[2] State Compliance - Idaho Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11331	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13157	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11819	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13032	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12447	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11757	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12191	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a partial prepayment.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13117	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11115	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12631	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11817	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13035	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE14306	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] State Compliance - Idaho Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty: Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.			State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11531	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10879	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15259	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11318	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12495	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11626	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] State Compliance - Utah Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty: Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a loan containing a prepayment penalty with rate/fees lower than the loan without prepay.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10978	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11853	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11267	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13579	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11592	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11000	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10873	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10630	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11368	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12967	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - (City High Cost Provision) Providence High-Cost Loan (Calculated APR/Rate): Providence, RI Anti-Predatory Lending Ordinance: Loan is high-cost due to Rate Threshold is exceeded by X.XX%. ARM Life Max of XX.XX% exceeds a threshold of XX.XX% based on the US Treasury for comparable maturities of X.XX% plus jurisdiction allowable margin of X.XX%.  Non-Compliant High Cost Loan.
[2] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - (City High Cost Provision) Providence High-Cost Loan (Calculated APR/Rate): The ordinance penalizes predatory lenders by preventing such lenders from becoming City depositories and be awarded contracts.  Purchasers and assignees of predatory loans do not appear to be subject to these sanctions.  Further, the validity of predatory loans does nto appear to be impaired, and assignees of such loans do not appear to fac exposure to civil liability, although their reputations could be harmed by purchasing loans from predatory lenders.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11711	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13007	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
													[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13885	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11033	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14176	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11643	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15586	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12325	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14995	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13512	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12308	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11841	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11725	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	2	[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12275	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
													[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11122	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 6 months. Prepay language states prepay will not exceed maximum permitted by applicable law.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11549	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12146	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12208	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11566	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12042	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11283	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11430	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14931	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11353	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12484	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12170	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13612	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13519	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.			Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12195	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12168	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11285	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13210	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11146	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11677	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11273	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11441	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12876	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11123	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12744	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16198	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10965	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12671	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11249	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14821	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12372	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] State Compliance - (City High Cost Provision) Providence High-Cost Loan (Calculated APR/Rate): Providence, RI Anti-Predatory Lending Ordinance: Loan is high-cost due to Rate Threshold is exceeded by X.XX%. ARM Life Max of XX.XX% exceeds a threshold of XX.XX% based on the US Treasury for comparable maturities of X.XX% plus jurisdiction allowable margin of X.XX%.  Non-Compliant High Cost Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (City High Cost Provision) Providence High-Cost Loan (Calculated APR/Rate): The ordinance penalizes predatory lenders by preventing such lenders from becoming City depositories and be awarded contracts.  Purchasers and assignees of predatory loans do not appear to be subject to these sanctions.  Further, the validity of predatory loans does nto appear to be impaired, and assignees of such loans do not appear to fac exposure to civil liability, although their reputations could be harmed by purchasing loans from predatory lenders.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12039	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13635	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11363	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11264	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE15747	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14811	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12266	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13180	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE14839	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11454	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12866	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12892	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13657	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12858	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10521	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11420	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14118	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.			Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13759	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
													[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11925	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12724	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15797	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE10800	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11509	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15328	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14188	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty: Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a loan containing a prepayment penalty with rate/fees lower than the loan without prepay.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12123	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information.
[2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability:  The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation.  It appears that assignees and purchasers would be subject to this liability.  Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act.  Costs and attorney fees may also be awarded.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11276	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14675	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13368	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12669	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11526	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11573	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12627	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11793	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11664	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11974	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11528	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12692	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12903	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11074	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11962	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10494	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11094	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12241	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15089	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12985	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10980	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12037	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11990	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13968	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11456	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12572	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15021	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing. [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC): Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.			Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11375	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13834	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE15316	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12612	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13653	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12665	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11657	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11534	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10831	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.			State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11498	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14285	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13576	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14658	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13016	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12284	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12948	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13123	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15054	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14859	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14098	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14056	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15163	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15822	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12273	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. [2] State Compliance - Wisconsin Late Charge Amount Testing First Lien: Unable to determine if late charge exceeds state maximum due to missing information. [2] State Compliance - Wisconsin Late Charge Grace Period Testing > $25,000: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13870	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13126	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE15906	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15276	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13282	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a partial prepayment.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12917	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13097	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12879	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16222	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12585	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11330	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10788	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11346	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10659	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10908	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13396	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13275	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.			Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14754	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10924	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
													[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11542	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE14400	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11857	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $XXXtemization of amount financed did not disclose a $60 recording service fee as a prepaid finance charge		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12965	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees are under disclosed $XXX and fees match the HUD. Itemization does not disclose Recording Service Fee $XXX, which was charged to borrower on the HUD.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13509	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13960	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13400	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12610	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14385	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14029	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13770	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15883	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the recording service fee if $60 as a prepaid finance charge.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15392	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14095	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization does not include the $60 recording service fee. In addition, the final balloon payment is underdisclosed on the lender's final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11798	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13672	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender's Final TIL has a balloon payment of $XXX, however based on the loan amount, interest rate and amortization period the balloon payment would be $XXX a difference of $XXX.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14238	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14921	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for XXXX applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees are under disclosed $XXX and fees match the HUD. Itemization not provided. Unable to verify the reason for the under disclosure due to missing itemization. There is a Lender Credit for NRCC $XXX which was not specified and thus not applied.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14446	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL itemization did not disclose a recording service fee of $60 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11572	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12695	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL itemization did not disclose a recording service fee of $60 as a prepaid finance charge.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14039	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
													[2] State Compliance - South Carolina Late Charge Amount Testing: South Carolina Late Charge: Note late charge of $XXX exceeds state maximum of $XXX.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13673	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $XXX. Itemization of amount financed did not disclose $100 recording service fee as a prepaid finance charge		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15277	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The under disclosure is due to the final balloon payment variance on the final TIL.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13259	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender's Final TIL indicates a balloon payment of $XXXased on the terms of the Note the balloon payment would be $XXX a difference of $XXX.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15982	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
													[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be due to the variance in the balloon payment since fees match itemization. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TIL itemization did not disclose the recording service fee of $XXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13492	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $XXX. Itemization of amount financed did not disclose a $100 recording service fee as a prepaid finance charge		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12487	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees are under disclosed $XXX and fees match the HUD. The only discrepancies between the Itemization and the HUD are as follows: Itemization does not disclose Recording Service Fee paid to Title CompXXXX $XXX as a XXXX. In addition, there is a Lender Credit $XXX which was not itemized, and thus not applied.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14746	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14223	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL underdisclosure is due to the lender not including the $60 Recording Service Fee in the prepaid finance charge		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12335	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $XXXtemization of amount financed did not disclose a $60 recording fee as a prepaid finance charge		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15802	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14411	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15271	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14361	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15244	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13611	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12555	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11597	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11926	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11837	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11936	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16034	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12070	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14391	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13943	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10821	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14946	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12557	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12368	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15612	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13857	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14958	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11781	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13235	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13811	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15680	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11332	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12459	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11860	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11951	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16129	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13031	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10596	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12030	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13424	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12478	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15147	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13662	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14241	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10785	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11569	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14710	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15738	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10899	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14600	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11184	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - HELOC Fees Used For Testing: HELOC agreement under disclosed state tax stamps by 16 cents		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11028	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10726	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11453	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15162	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15994	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10946	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15008	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14021	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11302	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11446	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13318	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13800	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12472	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12199	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15333	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12715	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15808	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13524	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11868	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11007	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12506	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
													[2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act. Prepay language states prepay will not exceed maximum permitted by applicable law.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11557	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14537	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, XXXX applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than X.X% or a grace period less than 15 days.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and XXXX defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or XXXX subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At XXXX time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable (UAL State)						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13929	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX.XX% exceeds the state maximum of XX%.
[2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: The RTC is not signed by Borrower.	Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12632	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $XXX. Itemization of amount financed did not disclose a settlement fee in the amount of $XXX as a prepaid finance charge		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13913	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14364	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10933	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE14972	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $XXX. Itemization of amount financed did not disclose an Email/Edoc Fee in the amount of $25 and disclosed the Settlement/Closing Fee in the amount of $150 and the final HUD reflects $250 as prepaid finance charges.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14388	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
													[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15167	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12873	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15724	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12652	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15158	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15896	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15345	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13538	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11693	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11948	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11880	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13807	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10737	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13241	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act. Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10756	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13465	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14028	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10938	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - TILA - Final TIL Missing
[3] Closing / Title - Missing Final HUD-1
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
													[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. Missing documents to run compliance.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14613	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13178	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE10427	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13984	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12378	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12226	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10725	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10769	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13338	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[3] Closing / Title - Missing Final HUD-1
													[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliances that match the tape data.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11278	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10637	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13992	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14292	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10485	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13360	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14991	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12087	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10828	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12292	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12807	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12034	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11988	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XX%/$XX exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14101	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14243	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12125	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11582	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13244	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12433	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11960	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13083	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13348	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11417	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12428	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14210	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13319	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11017	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13437	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12818	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15059	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15178	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14148	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11072	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13204	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14472	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12413	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13832	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11134	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14040	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12419	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE15624	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13951	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12228	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11649	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12621	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13955	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12376	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11444	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12872	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13075	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14743	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for XXXX applicable Federal, State or Local compliance testing.
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10573	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13329	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10452	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15201	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12243	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15066	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14483	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12256	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11114	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12342	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Minnesota Late Charge: Note late charge of $XX exceeds state maximum of 5% or $XX, whichever is greater.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14342	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10747	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10575	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10860	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13534	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11177	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11931	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11070	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10621	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13970	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12473	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14705	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11039	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13339	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12193	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13186	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12729	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13535	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10761	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11918	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12317	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11555	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - TILA - Final TIL Missing
[3] Closing / Title - Missing Final HUD-1
													[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. Compliance documents in the file don't match the tape data.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13183	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12919	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Pennsylvania Late Charge: Note late charge of XX% exceeds state maximum of 10% or $20, whichever is greater.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11508	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[3] Closing / Title - Missing Final HUD-1
													[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliances that match the tape data.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13125	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14848	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15196	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12166	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12915	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11258	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14179	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10923	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12944	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13973	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11248	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12584	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12849	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12559	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - TILA - Final TIL Missing
[3] Closing / Title - Missing Final HUD-1
													[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. Compliance documents in the file don't match the tape data.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12975	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11855	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13702	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of XX% of the prepaid balance ($XXX).			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14403	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10869	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11020	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12898	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14774	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13600	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14277	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13987	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15349	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13649	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15047	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13309	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12405	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12045	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12004	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11892	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Minnesota Late Charge: Note late charge of $XXX exceeds state maximum of 5% or $XXX, whichever is greater.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13111	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12140	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13102	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11423	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13230	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14149	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12174	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12749	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11119	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10790	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12468	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12623	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14726	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11198	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15545	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13826	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13323	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10874	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13794	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for XXXX applicable Federal, State or Local compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12311	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14633	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of X.XX% exceeds the state maximum of 5%.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12452	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12258	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11349	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11790	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14442	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11197	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14072	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10658	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12567	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13106	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14173	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12927	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11315	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14781	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10892	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13748	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for XXXX applicable Federal, State or Local compliance testing.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14070	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15500	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12100	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13626	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Colorado Consumer Credit Code (Balloon Feature): Colorado Consumer Credit Code: Borrower not provided with notice of right to refinance balloon payment.
[2] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.
[2] State Compliance - Colorado Consumer Credit Code (Daily Simple Interest Disclosure Not Provided): Colorado Consumer Credit Code: Disclosure not provided to borrower for payments credited after the due date based on date of receipt rather than payment due date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Colorado Consumer Credit Code (Balloon Feature): Assignee Liability: Same as HOEPA. A purchaser or assignee of a Covered loan is subject to all claims and defenses that the consumer could assert against the original creditor unless the assignee did not know or could not with reasonable diligence have known that it was a Covered loan. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee.

State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Assignee Liability:  For a transaction involving a security interest in land, XXXX action that may be brought against the original creditor may be maintained against XXXX subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																State Compliance - Colorado Consumer Credit Code (Daily Simple Interest Disclosure Not Provided): Assignee Liability: For a transaction involving a security interest in land, XXXX action that may be brought against the original creditor may be maintained against XXXX subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11105	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13924	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11027	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11296	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15393	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12947	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13134	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11391	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15194	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13713	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10863	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11756	XXXX XXXX	XXXXX	$XXX	XX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
													[3] Closing / Title - Missing Final HUD-1	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. No compliance documents in the loan file.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14191	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10581	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10695	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13410	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13690	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in XXXX federal, state, and local high cost testing.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11295	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11614	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10679	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10835	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10537	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11003	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11227	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14975	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12238	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15960	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11217	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15597	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10619	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13835	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13947	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Fees are under disclosed $XXX and fees match the HUD. Itemization not provided. There is a non-itemized lender credit $XXX on line 204 of the HUD, which has not been applied. Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees are under disclosed $XXX and fees match the HUD. Itemization not provided. There is a non-itemized lender credit $XXX on line 204 of the HUD, which has not been applied.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15106	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12769	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15268	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13630	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15548	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13597	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12316	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for XXXX applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing: Texas Late Charge: Note late charge of $XX exceeds state maximum of 5% or $XXX, whichever is greater.					Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13313	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of X.XX% exceeds the state maximum of XX%.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14410	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13922	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14027	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14084	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for XXXX applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE14220	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13480	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12885	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE13842	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15388	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of XX.XX% exceeds the state maximum of 5%.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13733	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13433	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than X.X% or a grace period of less than ten (10) days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and XXXX defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for XXXX violation relating to the financing of insurance or recommendation of default, loan flipping or XXXX of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

State Compliance - Georgia Home Loan (Late Charge): Assignee Liability:  XXXX person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and XXXX relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

Note:  Loans originated between XX/XX/XXXXndXX/XX/XXXXre subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.

Late Charge:
For loans subject to Original GAFLA (XX/XX/XXXX toXX/XX/XXXX), material violation.

																For loans not subject to Original GAFLA (on or afterXX/XX/XXXX late charge violations could be downgraded to an EV2 depending on statute of limitations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15295	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
													[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)					Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12119	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan: Mortgage loan contains an impermissible late charge of greater than X.X% or a grace period of less than ten (10) days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	State Compliance - Georgia Home Loan (Late Charge): Assignee Liability: XXXX person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met. In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and XXXX relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.

Note:  Loans originated between XX/XX/XXXXndXX/XX/XXXXre subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.

Late Charge:
For loans subject to Original GAFLA (XX/XX/XXXX toXX/XX/XXXX), material violation.

For loans not subject to Original GAFLA (on or afterXX/XX/XXXX late charge violations could be downgraded to an EV2 depending on statute of limitations.

																Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15974	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13957	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of XX.XX%/$XXX exceeds state maximum of 6% or $5, whichever is greater. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10640	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11320	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14737	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of XX.XX% exceeds state maximum of 6% or $5, whichever is greater. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12952	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Michigan Late Charge: Note late charge of XX.XX% exceeds state maximum of 5% or $15, whichever is greater. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14599	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Missouri Late Charge: Note late charge amount of $XXX exceeds the state maximum of $50.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11409	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of XX.XX%/$XXX exceeds state maximum of 6% or $5, whichever is greater.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14197	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Michigan Late Charge: Note late charge of XX.XX%/$XXX exceeds state maximum of 5% or $15, whichever is greater.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14035	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14688	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for XXXX applicable Federal, State or Local compliance testing.
[2] State Compliance - California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of XX.XX%/$XXX exceeds state maximum of 6% or $5, whichever is greater.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE10696	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12098	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Missing note to fully run compliance.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE13641	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	2	[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Minnesota Late Charge: Note late charge of XX.XX%/$XXX exceeds state maximum of 5% or $XXX, whichever is greater.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14598	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of XX.XX%/$XXX exceeds state maximum of 6% or $5, whichever is greater. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10556	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10957	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11366	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10801	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11591	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11046	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10550	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10676	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
													[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11142	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
													[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10865	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11018	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10625	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11796	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10963	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12563	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10820	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11641	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
													[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No signature dates on RTC		Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10663	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11199	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
													[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13682	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE15019	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
													[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13752	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
													[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14803	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11325	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
													[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12189	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12538	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10952	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14293	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10809	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11102	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11440	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12845	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11735	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12977	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12660	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15282	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12592	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14349	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13198	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11436	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13387	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11172	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11514	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11388	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14405	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13428	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11872	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10972	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13141	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12984	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11082	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11512	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11316	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11490	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11265	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15257	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13053	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11862	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10730	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12888	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10830	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13127	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE11574	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12352	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12454	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12930	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12136	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11427	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12752	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12814	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11620	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
													[2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15191	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11895	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14747	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11821	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12839	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11159	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13448	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10595	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11897	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12035	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11766	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14180	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12503	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11783	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12448	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12277	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14507	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12214	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15298	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10607	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12526	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Wyoming Uniform Consumer Credit Code (Closing Cost Statement Not Provided): Wyoming Uniform Consumer Credit Code:  Full statement of closing costs to be incurred by the consumer not provided to borrower prior to XXXX down payment or when lender made commitment to the transaction.
[2] State Compliance - Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions): Wyoming Uniform Consumer Credit Code:  Lender contracted for separate charge for insurance without having met required conditions.
[2] State Compliance - Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided): Wyoming Uniform Consumer Credit Code: Lender did not provide borrower with accurate statement of rate.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Wyoming Uniform Consumer Credit Code (Closing Cost Statement Not Provided): Assignee Liability:  XXXX action which may be brought against the original creditor may be maintained against XXXX subsequent assignee.  For a transaction not involving an interest in land, the action may be brought where the violation is apparent on the face of the instrument unless the assignment is involuntary.  For a transaction involving a security interest in land, the action may be brought where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor, unless the assignment was involuntary, or the assignee shows that it did not have reasonable grounds to believe that the original creditor was engaged in violations and that it maintained procedures reasonably adopted to apprise it of the existence of the violations. No action may be brought more than 1 year after the date of the occurrence of the violation.

State Compliance - Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions): Assignee Liability:  XXXX action which may be brought against the original creditor may be maintained against XXXX subsequent assignee.  For a transaction not involving an interest in land, the action may be brought where the violation is apparent on the face of the instrument unless the assignment is involuntary.  For a transaction involving a security interest in land, the action may be brought where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor, unless the assignment was involuntary, or the assignee shows that it did not have reasonable grounds to believe that the original creditor was engaged in violations and that it maintained procedures reasonably adopted to apprise it of the existence of the violations. No action may be brought more than 1 year after the date of the occurrence of the violation.

																State Compliance - Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided): Assignee Liability: XXXX action which may be brought against the original creditor may be maintained against XXXX subsequent assignee. For a transaction not involving an interest in land, the action may be brought where the violation is apparent on the face of the instrument unless the assignment is involuntary. For a transaction involving a security interest in land, the action may be brought where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor, unless the assignment was involuntary, or the assignee shows that it did not have reasonable grounds to believe that the original creditor was engaged in violations and that it maintained procedures reasonably adopted to apprise it of the existence of the violations. No action may be brought more than 1 year after the date of the occurrence of the violation.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11752	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12282	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12601	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12597	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11888	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13245	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12596	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14320	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10456	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13096	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14542	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14528	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15479	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13920	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13351	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16023	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12188	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11185	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13629	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
													[2] Application / Processing - Missing Document: Missing Lender's Initial 1003			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14302	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Itemization of Amount Financed does not reflect XXXX fees as being finance charges. The finance charge fees reflected on the HUD-1 are attorney's fee of $120, flood certification of $4, and loan origination fee of $765.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12313	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12560	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15750	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. XXXX applicable Federal, State or Local compliance testing is unreliable.		REVIEWER - GENERAL COMMENT (2017-11-22): Regraded to EV2-B				-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13372	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13860	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or XXXX consumer against a purchaser or assignee of a mortgage loan for value for XXXX action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that XXXX action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or XXXX consumer against a purchaser or assignee of a mortgage loan for value for XXXX action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that XXXX action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or XXXX consumer against a purchaser or assignee of a mortgage loan for value for XXXX action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that XXXX action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13095	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14689	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
													[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP expired. Borrowers of a junior mortgage loan in XXXX are permitted to prepay the loan in whole or in part without penalty. The note reflects 5% for the first year. Lender is XXXX.		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12357	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15445	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10925	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13862	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15976	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state. [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	State Compliance - New York Late Charge Grace Period Testing: 10 day grace period less than 15 day minimum per state (XXXX). State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment not allowed per state (XXXX) - No prepayment charge for 2nd liens in XXXX - note states XX%. Lender is XXXX.					-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13582	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12534	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14796	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12148	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10947	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11484	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13483	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.	State Compliance - New Jersey Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ is 0% - note states $XXXender is Sun National Bank.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13728	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15338	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16162	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
													[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Document provided was not signed and does not appear to have been issued at closing.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14465	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14707	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15985	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15230	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16144	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15794	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14602	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16190	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16185	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than X.X% or a grace period less than 15 days.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less than 15 day minimum per state (NJ)	State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and XXXX defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or XXXX subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At XXXX time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			Late Charge						C	C	C	C	C						C	C	C	C	C
XXXX	XXXX	BRAVO2025HE11529	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13160	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13298	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Loan payment on Note in the amount of $XXX does not correlate with the loan amount, rate and terms defined in Note.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12524	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11216	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Disbursement date does not appear on the HUD1.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14742	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The payment cited on the note does not correspond to the loan amount, term, interest collection method and interest rate of the loan.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14303	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13077	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12036	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
													[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13551	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15455	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14869	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization disclosed a Closing Agent Delivery fee of $XXX, however the HUD-1 shows the actual Courier charge was $50 and a Recording Service fee of $118 was charged.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12404	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15027	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[1] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13787	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14759	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12496	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13249	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12815	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12517	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11637	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13194	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11532	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12854	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11701	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15566	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15128	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15933	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in XXXX federal, state, and local high cost testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14933	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15514	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15884	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15471	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for XXXX applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12698	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14316	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14393	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE15161	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Un-Stamped Title CompXXXX Closing Statement Used For Fee Testing: Missing Final HUD-1: Un-Stamped Title CompXXXX Closing Statement used for XXXX applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15619	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16049	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE16094	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15760	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15413	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.: UTD		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14817	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15743	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12723	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	UTD UTD	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14914	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE16011	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
													[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13623	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11473	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11086	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. Prepay language states prepay will not exceed maximum permitted by applicable law.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14453	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16009	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15633	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15944	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10951	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12091	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15875	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
													[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16085	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14232	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13730	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE16063	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15932	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE12449	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12558	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13580	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	BRAVO2025HE14734	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13756	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13416	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10771	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11879	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14284	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
													[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Assignment recording fee of $140 and Settlement/Closing/Escrow fee of $350 as prepaid finance charges.		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14409	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed did not disclose a courier fee in the amount of $85 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15602	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose $35 of the closing protection letter Fee, email fee of $50 title courier fee of $20 and wire of $35 as prepaid finance charges.		Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15851	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11952	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12029	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.			Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12697	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XX%. Loan contracts for an interest rate of XX.XX%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13391	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12804	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, XXXX applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
													[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE15204	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10836	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, XXXX applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE12141	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12279	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13152	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, XXXX applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11580	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13063	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Signature date is missing on RTC form.		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13301	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate and collection method on the loan.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13181	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12044	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11329	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12481	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14666	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XX%. Loan contracts for an interest rate of XX.XX%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11618	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13039	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11661	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed. Appears to be fee related		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13956	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL discloses the balloon payment to be $XXX, however based on the note terms it is actually $XXX.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13510	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
													[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL discloses the balloon payment to be $XXX, however based on the note terms it is actually $XXX.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12709	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XX%. Loan contracts for an interest rate of XX.XX%.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14589	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XX%. Loan contracts for an interest rate of XX.XX%.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12616	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XX%. Loan contracts for an interest rate of XX.XX%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
													[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE12810	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XX%. Loan contracts for an interest rate of XX.XX%.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15889	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13902	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13148	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE10664	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE15371	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13219	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. XXXX applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	BRAVO2025HE11908	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
													[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: .					-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE11434	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be XXXX explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE14863	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-8 or H-9 used on a HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for an open-end transaction.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																Federal Compliance - Incorrect Right To Cancel Form Used - H-8 or H-9 used on a HELOC Transaction: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	BRAVO2025HE13413	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B